ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Schedule of assets acquired and liabilities assumed
Fair value
Net Assets[1]	8,853
Technology	35,072
Customer Relationship	11,206
Tradename	3,158
Deferred Taxes	(3,806)
Goodwill	52,448
Net assets acquired	$106,931

[1] Includes cash in the amount of $5,010.